Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B

Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	27
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:	$1,199,066,043.18

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%	April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%	April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%	April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%	November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%	June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%	June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%	July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$269,286,361.95	0.6940370	$246,473,060.39	0.6352398	$22,813,301.56
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$402,356,361.95	0.3441679	$379,543,060.39	0.3246538	$22,813,301.56

Weighted Avg. Coupon (WAC)	3.04%		3.03%
Weighted Avg. Remaining Maturity (WARM)	34.79		33.89
Pool Receivables Balance	$454,785,452.33		$431,304,346.66
Remaining Number of Receivables	40,889		39,886

Adjusted Pool Balance	$443,124,607.42		$420,311,305.86

III. COLLECTIONS

Principal:
Principal Collections	$22,711,907.89
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$474,465.79
Total Principal Collections	$23,186,373.68

Interest:
Interest Collections	$1,164,626.48
Late Fees & Other Charges	$48,293.47
Interest on Repurchase Principal	$-
Total Interest Collections	$1,212,919.95

Collection Account Interest	$12,578.33
Reserve Account Interest	$1,845.75
Servicer Advances	$-

Total Collections	$24,413,717.71

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Hyundai Auto Receivables Trust 2015-B

Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	27
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$24,413,717.71
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$24,413,717.71

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$378,987.88	$-	$378,987.88	378,987.88
	Collection Account Interest					$12,578.33
	Late Fees & Other Charges					$48,293.47
Total due to Servicer						$439,859.68

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$251,333.94		$251,333.94
	Class A-4 Notes		$93,141.33		$93,141.33

	Total Class A interest:		$344,475.27		$344,475.27	344,475.27

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$23,524,293.76

7.	Regular Principal Distribution Amount:					22,813,301.56

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$22,813,301.56
	Class A-4 Notes				$-
	Class A Notes Total:		$22,813,301.56		$22,813,301.56
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$22,813,301.56		$22,813,301.56

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					710,992.20

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,660,844.91
Beginning Period Amount	$11,660,844.91
Current Period Amortization	$667,804.11
Ending Period Required Amount	$10,993,040.80
Ending Period Amount	$10,993,040.80
Next Distribution Date Required Amount	$10,346,269.91

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Hyundai Auto Receivables Trust 2015-B

Monthly Servicing Report

Collection Period	June 2017
Distribution Date	07/17/17
Transaction Month	27
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	9.20%	9.70%	9.70%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.66%	39,352	98.09%	$423,064,467.09
30 - 60 Days	1.03%	410	1.46%	$6,284,272.92
61 - 90 Days	0.25%	101	0.37%	$1,588,288.43
91-120 Days	0.06%	23	0.09%	$367,318.22
121 + Days	0.00%	0	0.00%	$-
Total		39,886		$431,304,346.66

Delinquent Receivables 30+ Days Past Due
Current Period	1.34%	534	1.91%	$8,239,879.57
1st Preceding Collection Period	1.34%	547	1.85%	$8,426,811.18
2nd Preceding Collection Period	1.15%	479	1.61%	$7,676,752.67
3rd Preceding Collection Period	1.06%	449	1.47%	$7,351,026.01
Four-Month Average	1.22%		1.71%

Repossession in Current Period		45		$492,785.35
Repossession Inventory		84		$382,744.65

Current Charge-Offs
Gross Principal of Charge-Offs				$769,197.78
Recoveries				$(474,465.79)
Net Loss				$294,731.99

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.78%

Average Pool Balance for Current Period				$443,044,899.50

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.80%
1st Preceding Collection Period				0.29%
2nd Preceding Collection Period				0.83%
3rd Preceding Collection Period				0.60%
Four-Month Average				0.63%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	-	1,854	$31,037,312.33
Recoveries	61	1,756	$(16,193,997.40)
Net Loss			$14,843,314.93
Cumulative Net Loss as a % of Initial Pool Balance			1.20%

Net Loss for Receivables that have experienced a Net Loss *	54	1,564	$14,861,642.45
Average Net Loss for Receivables that have experienced a Net Loss			$9,502.33

Principal Balance of Extensions			$1,825,397.00
Number of Extensions			108

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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